FINANCIAL RISK MANAGEMENT - Expected Maturity of Financial Assets and Liablities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 4,148	$ 4,440	$ 5,280
Accounts receivable	693	554
Notes receivable	187	160
Current receivables due from joint ventures	148	0
Non-current receivables due from joint ventures	358	0
Norte Abierto JV Partner Receivable	61	149
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	4,148	4,440
Accounts receivable	693	554
Notes receivable	187	160
Non-current receivables due from joint ventures	505
Norte Abierto JV Partner Receivable	81	172
Restricted cash	101	1,096
Derivative assets		59
Trade and other payables	1,503	1,556
Debt	4,747	4,804
Other liabilities	574	1,562
Liquidity risk | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	4,148	4,440
Accounts receivable	693	554
Notes receivable	0	0
Current receivables due from joint ventures	148
Norte Abierto JV Partner Receivable	20	23
Restricted cash	0	945
Derivative assets		59
Trade and other payables	1,503	1,556
Debt	11	13
Other liabilities	69	1,017
Liquidity risk | 1 to 3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	0	0
Accounts receivable	0	0
Notes receivable	46	11
Non-current receivables due from joint ventures	314
Norte Abierto JV Partner Receivable	10	25
Restricted cash	4	15
Derivative assets		0
Trade and other payables	0	0
Debt	78	30
Other liabilities	243	210
Liquidity risk | 3 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	0	0
Accounts receivable	0	0
Notes receivable	3	3
Non-current receivables due from joint ventures	43
Norte Abierto JV Partner Receivable	0	0
Restricted cash	0	0
Derivative assets		0
Trade and other payables	0	0
Debt	12	64
Other liabilities	89	76
Liquidity risk | Over 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	0	0
Accounts receivable	0	0
Notes receivable	138	146
Non-current receivables due from joint ventures	0
Norte Abierto JV Partner Receivable	51	124
Restricted cash	97	136
Derivative assets		0
Trade and other payables	0	0
Debt	4,646	4,697
Other liabilities	$ 173	$ 259